Income Taxes - Schedule of Deferred Taxes and Liabilities (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax explanatory [line items]
Investment tax credits	$ 385,728	$ 542,115
Tax losses carryforwards	2,223,440	2,760,163
Unrealized loss and expenses	161,072	304,636
Inventories write-down	879,267	1,027,680
Foreign investment gains under the equity method	(1,043,486)	(1,049,091)
Remeasurement of defined benefit plans	157,216	194,838
Foreign operations - foreign currency translation differences	886,062	426,333
Others	481,647	793,830
Deferred tax assets (liabilities)	4,130,946	5,000,504	$ 5,430,787
Deferred tax assets [Member]
Disclosure of income tax explanatory [line items]
Investment tax credits	385,728	542,115
Tax losses carryforwards	2,223,440	2,760,163
Unrealized loss and expenses	166,393	310,192
Inventories write-down	879,267	1,027,680
Foreign investment gains under the equity method	0	0
Remeasurement of defined benefit plans	157,216	194,838
Foreign operations - foreign currency translation differences	886,062	426,333
Others	483,511	1,371,347
Deferred tax assets (liabilities)	5,181,617	6,632,668
Deferred tax liabilities [Member]
Disclosure of income tax explanatory [line items]
Investment tax credits	0	0
Tax losses carryforwards	0	0
Unrealized loss and expenses	(5,321)	(5,556)
Inventories write-down	0	0
Foreign investment gains under the equity method	(1,043,486)	(1,049,091)
Remeasurement of defined benefit plans	0	0
Foreign operations - foreign currency translation differences	0	0
Others	(1,864)	(577,517)
Deferred tax assets (liabilities)	$ (1,050,671)	$ (1,632,164)